                             WEITZ SERIES FUND, INC.






                        GOVERNMENT MONEY MARKET PORTFOLIO

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1996




                          ONE PACIFIC PLACE, SUITE 600
                              1125 SOUTH 103 STREET
                              OMAHA, NE  68124-6008

                                  402-391-1980
                                  800-232-4161
                                402-391-2125 FAX

                            WEITZ SERIES FUND, INC.
                        GOVERNMENT MONEY MARKET PORTFOLIO
                    SEPTEMBER 30, 1996 -- SEMI-ANNUAL REPORT




                                                                 October 2, 1996






Dear Shareholder:

     Short-term interest rates moved modestly higher in the third quarter in the wake of continued strength in the economy. The hotly debated question was whether or not this growth would result in an outbreak of inflation and force the Federal Reserve to raise short-term interest rates. Once again the Federal Reserve opted to leave the federal funds rate (the rate charged for overnight loans between banks) unchanged and await further evidence regarding the economy. Given that the Consumer Price Index, an inflation surrogate, is running at a 3.2% rate through eight months of 1996 versus 2.5% for all of 1995, the Fed's course of action may prove to be the correct one.

     Our strategy is to invest in liquid short-term Government securities that have a weighted average maturity of less than 90 days. Rates on these instruments will continue to be affected by near-term monetary policy. Thus, we expect that the fund's yield will closely track Treasury bill rates. As of quarter end, our 7-day and 30-day yields were 4.8% and 4.7%, respectively.


                         Best Regards,

                         /s/ Wallace R. Weitz               /s/ Thomas Carney

                         Wallace R. Weitz                   Thomas Carney
                         President, Portfolio Manager       Portfolio Manager


--------------------------------------------------------------------------------
Yields quoted are historical and will fluctuate in the future. An investment in the Government Money Market Portfolio is neither insured, nor guaranteed by the U.S. Government and there can be no assurance that it will maintain a steady net asset value of $1.00.
--------------------------------------------------------------------------------

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                             WEITZ SERIES FUND, INC.
                        GOVERNMENT MONEY MARKET PORTFOLIO

                      SCHEDULE OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 1996
                                   (UNAUDITED)


   FACE
  AMOUNT                      DESCRIPTION                                         VALUE
  ------                      -----------                                         -----
               U.S. GOVERNMENT AND AGENCY SECURITIES - 99.2%
$3,550,000       U.S. Treasury Bill 5.234% 10/03/96*                            $3,548,997
 1,500,000       Federal Home Loan Bank Discount Note 5.472% 12/19/96*           1,482,521
                                                                                ----------
                      Total U.S. Government and Agency Securities                5,031,518
                                                                                ----------

               SHORT-TERM SECURITIES - 1.2%
    62,272       Norwest Treasury Money Market Fund, 4.8%                           62,272
                                                                                ----------

                      Total Investments in Securities                            5,093,790
                                                                                ----------

               Other Liabilities in Excess of Other Assets - (0.4%)                (19,159)
                                                                                ----------

                      Total Net Assets - 100.0%                                 $5,074,631
                                                                                ----------
                                                                                ----------


*Interest rates presented for treasury bills and discount notes are based upon yield to maturity rate(s) at date(s) of purchase.



                 See accompanying notes to financial statements.

                             WEITZ SERIES FUND, INC.
                        GOVERNMENT MONEY MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1996
                                   (UNAUDITED)


Assets:
  Investments in securities at amortized cost,
    which approximates value                                         $5,093,790
  Prepaid expense                                                         1,122
  Interest receivable                                                       257
                                                                     ----------

      Total assets                                                    5,095,169
                                                                     ----------
Liabilities:
  Due to adviser                                                          1,057
  Distributions payable                                                  19,481
                                                                     ----------
      Total liabilities                                                  20,538
                                                                     ----------
Net assets applicable to outstanding capital stock                   $5,074,631
                                                                     ----------
                                                                     ----------
Net assets represented by:
  Capital stock outstanding, at par (note 4)                              5,075
  Additional paid-in capital                                          5,069,556
                                                                     ----------
      Total representing net assets applicable
        to shares outstanding                                        $5,074,631
                                                                     ----------
                                                                     ----------

Net asset value per share of outstanding capital stock                  $ 1.000
                                                                        -------
                                                                        -------


                 See accompanying notes to financial statements.

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                             WEITZ SERIES FUND, INC.
                        GOVERNMENT MONEY MARKET PORTFOLIO

                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED SEPTEMBER 30, 1996
                                   (UNAUDITED)


Investment income:
  Interest                                                           $  120,151
                                                                     ----------
    Total investment income                                             120,151
                                                                     ----------

Expenses (note 3):
  Investment advisory fee                                $  11,582
  Administrative fee                                         5,791
  Audit fees                                                 4,405
  Registration expenses                                      1,837
  Bank custodial fees                                        1,062
  Printing expenses                                            987
                                                         ---------
  Total Expenses                                                         25,664
  Less advisory and administrative fees waived and other
    expenses assumed by investment adviser                              (14,082)
                                                                     ----------
      Net expenses                                                       11,582
                                                                     ----------

      Net investment income and net increase
        in net assets resulting from operations                      $  108,569
                                                                     ----------
                                                                     ----------


                 See accompanying notes to financial statements.

                             WEITZ SERIES FUND, INC.
                        GOVERNMENT MONEY MARKET PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                   SIX MONTHS ENDED
                                                                  SEPTEMBER 30, 1996      YEAR ENDED
                                                                      (UNAUDITED)       MARCH 31, 1996
                                                                  ------------------    --------------

Net increase in net assets resulting from operations                 $   108,569         $   179,605

Distributions to shareholders from:
  Net investment income                                                 (108,569)           (179,605)


Capital share transactions, at $1.00 per share (note 4):
  Proceeds from sales                                                  8,042,621          11,203,040
  Payments for redemptions                                            (7,213,563)         (9,905,860)
  Reinvestment of distributions                                          103,971             175,488
                                                                     -----------         -----------
    Total increase from capital share transactions                       933,029           1,472,668
                                                                     -----------         -----------

    Total increase in net assets                                         933,029           1,472,668
                                                                     -----------         -----------

Net assets:
  Beginning of period                                                  4,141,602           2,668,934
                                                                     -----------         -----------

  End of period                                                      $ 5,074,631         $ 4,141,602
                                                                     -----------         -----------
                                                                     -----------         -----------




                 See accompanying notes to financial statements.

                             WEITZ SERIES FUND, INC.
                        GOVERNMENT MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS


The following financial information provides selected data for a share of the Government Money Market Portfolio outstanding throughout the periods indicated.


                                             SIX MONTHS
                                                ENDED                           YEAR ENDED MARCH 31,         PERIOD AUGUST 1, 1991
                                         SEPTEMBER 30, 1996  ----------------------------------------------     (INCEPTION) TO
                                             (UNAUDITED)       1996#       1995#       1994#       1993#        MARCH 31, 1992#
                                         ------------------  ----------  ----------  ----------  ----------  ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  1.000    $  1.000    $  1.000    $  1.000    $  1.000            $  1.000

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.023       0.051       0.042       0.028       0.031               0.031
                                                     ------      ------      ------      ------      ------              ------

LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.023)     (0.051)     (0.042)     (0.028)     (0.031)             (0.031)
                                                     ------      ------      ------      ------      ------              ------

NET ASSET VALUE, END OF PERIOD                       $1.000      $1.000      $1.000      $1.000      $1.000              $1.000
                                                     ------      ------      ------      ------      ------              ------
                                                     ------      ------      ------      ------      ------              ------

TOTAL RETURN                                           4.7%*       5.2%        4.2%        2.9%        3.2%                4.7%*

RATIOS/SUPPLEMENTAL DATA:
  Net assets, End of period                      $5,074,631  $4,141,602  $2,668,933  $1,918,127    $555,050            $277,582
  Ratio of expenses to average net assets+            0.50%*      0.50%       0.50%       0.25%       0.26%               0.27%*
  Ratio of net investment income to
       average net assets                             4.67%*      4.95%       4.18%       2.81%       3.05%               4.65%*


*  Annualized
+ Absent voluntary waivers, the expense ratio would have been 1.14% for the year ended March 31, 1996 and 1.10% (annualized) for the six months ended September 30, 1996.
# The per share amounts and total return figures have been restated from the 1996 annual report to shareholders to reflect the correction of a computational error.


                 See accompanying notes to financial statements.

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                             WEITZ SERIES FUND, INC.
                        GOVERNMENT MONEY MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1996
                                   (UNAUDITED)

(1)  ORGANIZATION

     Weitz Series Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At September 30, 1996, the Fund had four series in operation: the Government Money Market Portfolio, the Fixed Income Portfolio, the Value Portfolio and the Hickory Portfolio. The accompanying financial statements present the financial position and results of operations of the Government Money Market Portfolio (the "Portfolio").

     The Portfolio's investment objective is current income consistent with the preservation of capital and maintenance of liquidity. The Portfolio intends to invest principally in debt obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities and repurchase agreements thereon with maturities not exceeding one year. The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     (a)  VALUATION OF INVESTMENTS

          Investment securities are carried at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors. This method of valuation is used consistently throughout the industry by money market funds wishing to maintain a constant net asset value per share. The Portfolio maintains a constant net asset value of $1 per share.

     (b)  FEDERAL INCOME TAXES

          Since the Portfolio's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

     (c)  SECURITY TRANSACTIONS

          Security transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses are determined by specifically identifying the issue sold.

          In computing net investment income, the Portfolio amortizes premiums and discounts and accrues interest income daily.

          Dividends to shareholders are declared daily and paid monthly in shares or cash.

(3)  RELATED PARTY TRANSACTIONS

     The Fund and Portfolio have retained Wallace R. Weitz & Company (the "Adviser") as their exclusive investment adviser. In addition, the Fund has an agreement with Weitz Securities, Inc. to act as distributor for the Portfolio's shares. Certain officers and directors of the Fund are also officers and directors of the Adviser and Weitz Securities, Inc.

     Under the terms of a management and investment advisory agreement, the Adviser receives a management fee equal to 1/2% per annum of the Portfolio's average daily net asset value. The Adviser has agreed to reimburse the Portfolio up to the amount of advisory fees paid to the extent that total expenses exceed 1% of the Portfolio's average annual daily net asset value. For the six months ended September 30, 1996, the Adviser received a management fee equal to 1/4% per annum of the Portfolio's average daily net asset value.

     Under the terms of an administration agreement, certain services are being provided including the transfer of shares, disbursement of dividends, fund accounting and related administrative services of the Fund for which the Adviser is being paid a monthly fee. During the six months ended September 30, 1996, the fee was calculated at an average annual rate of .25% of the Portfolio's average daily net assets, of which .25% was waived.

     Weitz Securities, Inc., as distributor, received no compensation for the distribution of Fund shares.

     The Fund pays directors (other than directors who are also officers of the Adviser) an annual retainer of $2,000 and fees of $800 per board meeting attended and $200 per audit committee meeting attended, which are allocated to the various portfolios. During the six months ended September 30, 1996, the Government Money Market Portfolio paid directors' fees of $211.

(4)  CAPITAL STOCK

     The Fund is authorized to issue a total of 100 million shares of common stock in series with a par value of $.001 per share. Thirty million of these shares have been authorized by the Board of Directors to be issued in the series designated Government Money Market Portfolio shares, of which 5,074,631 shares were outstanding at September 30, 1996. The Board of Directors may authorize additional shares in other series of the Fund's shares without shareholder approval. Each share of stock will have a pro rata interest in the assets of the Portfolio to which the stock of that series relates and will have no interest in the assets of any other portfolio.

                             WEITZ SERIES FUND, INC.


BOARD OF DIRECTORS
     John W. Hancock
     Richard D. Holland
     Thomas R. Pansing, Jr.
     Delmer L. Toebben
     Wallace R. Weitz

OFFICERS
     Wallace R. Weitz, President
     Mary K. Beerling, Vice-President & Secretary
     Linda L. Lawson, Vice-President
     Richard F. Lawson, Vice-President

INVESTMENT ADVISER
     Wallace R. Weitz & Company

DISTRIBUTOR
     Weitz Securities, Inc.

CUSTODIAN
     Norwest Bank Nebraska, N.A.

TRANSFER AGENT AND DIVIDEND PAYING AGENT
     Wallace R. Weitz & Company


This report has been prepared for the information of shareholders of Weitz Series Fund, Inc.-Government Money Market Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus which describes the Fund's objectives, policies, and other information.